Label	Element	Value
Additional Paid-In Capital [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	$ 84,000
Restricted stock issued	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent
Restricted stock canceled	ICTV_RestrictedStockCanceled
Photomedex, Inc. [Member]
Net loss	us-gaap_NetIncomeLoss	(34,554,000)
Net loss	us-gaap_NetIncomeLoss	(13,264,000)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	84,000
Share based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	6,309,000
Share based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 1,969,000
Common stock, shares outstanding	us-gaap_CommonStockSharesOutstanding	4,398,344
Common stock, shares outstanding	us-gaap_CommonStockSharesOutstanding	4,361,094
Restricted stock issued	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 17,000
Total stockholders' equity (deficit)	us-gaap_StockholdersEquity	42,265,000
Total stockholders' equity (deficit)	us-gaap_StockholdersEquity	12,697,000
Total stockholders' equity (deficit)	us-gaap_StockholdersEquity	(1,408,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent	(1,256,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent	(2,810,000)
Accumulated Other Comprehensive Loss [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts
Restricted stock issued	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent	(1,256,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent	(2,810,000)
Common Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts
Common stock, shares outstanding	us-gaap_CommonStockSharesOutstanding	4,398,344
Common stock, shares outstanding	us-gaap_CommonStockSharesOutstanding	4,361,094
Common stock, shares outstanding	us-gaap_CommonStockSharesOutstanding	4,075,249
Restricted stock issued	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 17,000
Restricted stock canceled, shares	ICTV_RestrictedStockCanceledInShares	(37,250)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent
Restricted stock issued, shares	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardNetOfForfeitures	323,095
Restricted stock canceled	ICTV_RestrictedStockCanceled
Accumulated Deficit [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts
Restricted stock issued	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent
Restricted stock canceled	ICTV_RestrictedStockCanceled